Share Capital and Capital Surplus and Others	12 Months Ended
Dec. 31, 2022
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Share Capital and Capital Surplus and Others

23.	Share Capital and Capital Surplus and Others

(1)	Details of share capital as of December 31, 2022 and 2021 are as follows:

(In millions of won, except for share data)
	December 31, 2022		December 31, 2021
Number of authorized shares(*1)		670,000,000	670,000,000
Par value (in W on)(*1)		100	100
Number of issued shares		218,833,144	218,833,144
Share capital:
Common share(*2)	￦	30,493	30,493

(*1)
As a result of stock split and
spin-off
for the year ended December 31, 2021, the number of shares that the Parent Company is allowed to be issue under its article of incorporation has changed from 220,000,000 shares with a par value of ￦500 to 670,000,000 shares with a par value of ￦100.

(*2)
The Parent Company’s share capital decreased by ￦14,146 million as a result of spin-off
for the year ended December 31, 2021. In addition, the Parent Company retired 8,685,568 treasury shares with reduction of its retained earnings before appropriation, as a result, the Parent Company’s issued shares have decreased without change in share capital for the year ended December 31, 2021. Meanwhile, in 2002 and 2003, the Parent Company retired treasury shares with reduction of its retained earnings before appropriation. As a result, the Parent Company’s issued shares have decreased without change in share capital.

(2)	Changes in issued shares for the years ended December 31, 2022 and 2021 are as follows:

(In shares)
	2022	2021
Issued shares as of January 1	218,833,144	80,745,711
Retirement of treasury shares(*1)	—	(8,685,568)
Stock split(*2)	—	288,240,572
Spin-off(*3)	—	(141,467,571)

Issued shares as of December 31	218,833,144	218,833,144

(*1)	The Parent Company retired 8,685,568 treasury shares with reduction of its retained earnings before appropriation for the year ended December 31, 2021.

(*2)
The stock split of the Parent Company’s common share was approved at the shareholders’ meeting held on October 12, to increase the number of its outstanding shares, effective from October 28, 2021. The par value of issued shares has changed from ￦500 to ￦100.

(*3)
The allocation of new shares to shareholders of the
spin-off
company is based on the number of shares at par value of ￦100 held by the shareholders of the Parent Company after the stock split and is allocated at the rate of the table below per common share of the Parent Company.

	Surviving Company	Spin-off Company
Company name	SK Telecom Co., Ltd.	SK Square Co., Ltd.
Common shares (in the number of shares)	0.6073625	0.3926375

(3)	Details of shares outstanding as of December 31, 2022 and 2021 are as follows:

(In shares)	December 31, 2022			December 31, 2021
	Issued shares	Treasury shares	Outstanding shares	Issued shares	Treasury shares	Outstanding shares
Shares outstanding	218,833,144	801,091	218,032,053	218,833,144	1,250,992	217,582,152

(4)	Details of capital surplus and others as of December 31, 2022 and 2021 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2021
Paid-in surplus	￦	1,771,000	1,771,000
Treasury shares (Note 24)		(36,702)	(57,314)
Hybrid bonds (Note 25)		398,759	398,759
Share option (Note 26)		2,061	47,166
Others (*)		(13,702,235)	(13,783,337)

	￦	(11,567,117)	(11,623,726)

(*)	Others primarily consists of the consideration paid in excess of the carrying amount of the net assets acquired from the entities under common control.